UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

                   DREYFUS OPPORTUNITY FUNDS
                          - DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
January 31, 2009 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Australia--4.5%
BHP Billiton	2,439	45,930
Commonwealth Property Office Fund	98,039	52,591
Insurance Australia Group	22,555	55,197
Stockland	21,650	49,444
		203,162
Canada--4.2%
EnCana	1,000	44,340
Nexen	2,700	39,150
Royal Bank of Canada	2,300	56,534
TELUS	1,700	48,189
		188,213
Finland--.8%
Nokia	3,056	37,525
France--3.4%
Cie Generale d'Optique Essilor International	1,200	45,910
Sanofi-Aventis	786	44,367
Total	1,246	62,499
		152,776
Germany--9.1%
Allianz	612	51,796
BASF	1,468	42,705
Bayer	878	46,777
Daimler	2,272	63,999
E.ON	1,315	42,497
Muenchener Rueckversicherungs	607	80,595
Siemens	750	42,234
Volkswagen	114	36,411
		407,014
Hong Kong--1.4%
China Mobile	7,173	64,707
Ireland--.9%
CRH	1,794	41,801
Italy--1.8%
ENI	1,955	41,653
Telecom Italia	33,311	41,094
		82,747
Japan--6.2%

Asahi Glass	13,000	67,899
NEC	17,000	45,264
Nippon Yusen	8,000	37,388
Rohm	1,100	54,307
Toyota Motor	2,300	73,356
		278,214
Netherlands--5.1%
Heineken	2,539	74,934
ING Groep	4,830	39,468
Royal Dutch Shell, Cl. A	4,541	112,768
		227,170
Norway--1.2%
StatoilHydro	3,000	51,853
Portugal--1.1%
Energias de Portugal	14,235	50,633
Spain--5.8%
Abertis Infraestructuras	2,702	43,937
ACS Actividades de Construccion y Servicios	1,243	50,133
Fomento de Construcciones y Contratas	1,395	36,527
Iberdrola	6,112	47,581
Repsol	2,367	42,551
Telefonica	2,178	38,847
		259,576
Switzerland--5.6%
Holcim	1,000	40,469
Novartis	1,733	71,836
Roche Holding	326	45,925
Swiss Reinsurance	1,380	36,811
Swisscom	175	55,183
		250,224
United Kingdom--21.4%
Anglo American	2,080	38,161
AstraZeneca	1,197	46,333
Aviva	11,023	49,840
BP	10,070	72,164
British Land	9,397	61,622
BT Group	22,627	34,398
Cadbury	9,022	73,022
Compass Group	15,516	77,182
GlaxoSmithKline	8,561	151,298
Land Securities Group	4,111	41,078
Legal & General Group	67,496	60,254
SABMiller	2,945	48,312

Segro	17,530	40,583
Unilever	3,824	84,788
United Utilities Group	5,241	41,090
Xstrata	4,410	36,396
		956,521
United States--24.6%
Caterpillar	1,100	33,935
Cisco Systems	2,700 a	40,419
Dell	4,100 a	38,950
General Electric	10,200	123,726
Health Net	4,400 a	64,372
Hewlett-Packard	2,400	83,400
Humana	1,500 a	56,895
International Business Machines	1,500	137,475
Kimberly-Clark	1,100	56,617
Kraft Foods, Cl. A	3,700	103,785
McDonald's	1,400	81,228
Praxair	800	49,808
Symantec	3,700 a	56,721
UnitedHealth Group	4,000	113,320
Waste Management	1,800	56,142
		1,096,793
Total Common Stocks
(cost $4,770,768)		4,348,929

Preferred Stocks--.9%
Germany
Henkel & Co.
(cost $48,017)	1,598	41,310
Total Investments (cost $4,818,785)	98.0%	4,390,239
Cash and Receivables (Net)	2.0%	87,764
Net Assets	100.0%	4,478,003

a Non-income producing security.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,818,785. Net unrealized depreciation on investments was $428,546 of which $95,360 related to appreciated investment securities and $523,906 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	3,844,156		0
Level 2 - Other Significant Observable Inputs	546,083		0
Level 3 - Significant Unobservable Inputs	0		0
Total	4,390,239		0
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)